Allocation of Plan Asset (Detail)	12 Months Ended
Dec. 31, 2012
Equity Securities
Defined Benefit Plan Disclosure [Line Items]
Expected Long-Term Rate of Return	9.50%
Equity Securities | Minimum
Defined Benefit Plan Disclosure [Line Items]
Expected Long-Term Rate of Return	38.00%
Equity Securities | Maximum
Defined Benefit Plan Disclosure [Line Items]
Expected Long-Term Rate of Return	54.00%
Fixed-Income Securities
Defined Benefit Plan Disclosure [Line Items]
Expected Long-Term Rate of Return	6.00%
Fixed-Income Securities | Minimum
Defined Benefit Plan Disclosure [Line Items]
Expected Long-Term Rate of Return	27.00%
Fixed-Income Securities | Maximum
Defined Benefit Plan Disclosure [Line Items]
Expected Long-Term Rate of Return	33.00%
Alternatives
Defined Benefit Plan Disclosure [Line Items]
Expected Long-Term Rate of Return	7.30%
Alternatives | Minimum
Defined Benefit Plan Disclosure [Line Items]
Expected Long-Term Rate of Return	17.00%
Alternatives | Maximum
Defined Benefit Plan Disclosure [Line Items]
Expected Long-Term Rate of Return	23.00%
Other Investments
Defined Benefit Plan Disclosure [Line Items]
Expected Long-Term Rate of Return	3.80%
Other Investments | Minimum
Defined Benefit Plan Disclosure [Line Items]
Expected Long-Term Rate of Return	2.00%
Other Investments | Maximum
Defined Benefit Plan Disclosure [Line Items]
Expected Long-Term Rate of Return	6.00%